Document and Entity Information	Jun. 04, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Athene Holding Ltd
Amendment Flag	false
Entity Central Index Key	0001527469
Document Type	8-K
Document Period End Date	Jun. 04, 2020
Entity Incorporation State Country Code	D0
Entity File Number	001-37963
Entity Tax Identification Number	98-0630022
Entity Address, Address Line One	96 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	279-8400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common shares
Trading Symbol	ATH
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A 6.35 Fixed To Floating Rate Perpetual Not Cumulative Preference Share Series A Par Value 1.00 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a 6.35% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Share, Series A, par
Trading Symbol	ATHPrA
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A 5.625 Fixed Rate Perpetual Not Cumulative Preference Share Series B Par Value 1.00 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a 5.625% Fixed Rate Perpetual Non-Cumulative Preference Share, Series B, par value $1.00
Trading Symbol	ATHPrB
Security Exchange Name	NYSE